Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 85.0%
Federal Home Loan Mortgage Corp.:
3.0%, 9/1/2047	1,461,957	1,456,132
3.5%, 9/1/2047	669,747	680,685
4.0%, with various maturities from 1/1/2045 until 4/1/2049 (a)	1,645,772	1,702,827
Federal National Mortgage Association:
3.0%, with various maturities from 3/1/2047 until 10/1/2047	1,272,613	1,268,120
3.5%, with various maturities from 8/1/2047 until 4/1/2049 (a)	3,119,933	3,168,689
Government National Mortgage Association:
3.0%, with various maturities from 4/20/2046 until 11/20/2048	3,580,779	3,598,183
3.5%, with various maturities from 4/15/2042 until 4/1/2049 (a)	8,275,542	8,468,664
4.0%, with various maturities from 6/20/2047 until 4/1/2049 (a)	3,528,833	3,644,475
4.5%, with various maturities from 4/20/2035 until 3/20/2049	2,678,557	2,802,398
4.55%, 1/15/2041	121,295	127,601
4.625%, 5/15/2041	96,924	100,908
5.0%, with various maturities from 12/15/2032 until 2/20/2049	2,633,275	2,764,416
5.5%, with various maturities from 1/15/2034 until 6/15/2042	540,047	592,555
6.0%, with various maturities from 5/20/2034 until 1/15/2038	270,352	299,338
6.5%, with various maturities from 9/15/2036 until 2/15/2039	218,699	247,519
7.0%, with various maturities from 2/20/2027 until 2/15/2038	60,931	61,788
7.5%, 10/20/2031	3,087	3,513
Total Mortgage-Backed Securities Pass-Throughs (Cost $30,795,587)		30,987,811
Asset-Backed 2.3%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021	112,272	111,912
Miscellaneous 2.0%
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 3.916% *, 1/20/2031	380,000	376,144
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	130,000	130,351
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	205,063	204,626
		711,121
Total Asset-Backed (Cost $827,331)		823,033
Collateralized Mortgage Obligations 13.2%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	67,775	59,626
"CZ", Series 4113, 3.0%, 9/15/2042	326,650	314,286
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	240,946	30,753
"C1", Series 329, Interest Only, 4.0%, 12/15/2041	703,162	131,660
"UA", Series 4298, 4.0%, 2/15/2054	53,835	55,693
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	720,737	144,859
"C28", Series 303, Interest Only, 4.5%, 1/15/2043	845,355	182,014
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	25,438	1,244
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	274,080	66,087
"A", Series 172, Interest Only, 6.5%, 1/1/2024	5,088	568
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	392,068	100,356
Federal National Mortgage Association:
"FE", Series 2018-94, 2.886%*, 1/25/2049	391,670	389,824
"Z", Series 2013-44, 3.0%, 5/25/2043	100,122	98,966
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	939,096	180,656
"4", Series 406, Interest Only, 4.0%, 9/25/2040	180,738	35,437
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	771,983	145,932
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	296,917	55,911
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	403,494	86,843
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	335,278	73,363
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	27,916	622
"YT", Series 2013-35, 6.5%, 9/25/2032	445,654	508,320
Government National Mortgage Association:
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	448,706	86,255
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043	206,994	36,875
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	649,692	45,691
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	198,964	20,895
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	168,669	26,490
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	115,250	17,351
"GZ", Series 2005-24, 5.0%, 3/20/2035	673,627	772,328
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	163,706	34,655
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	91,586	11,813
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	28,870	7,539
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	215,658	88
JP Morgan Mortgage Trust:
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	492,882	487,262
"A4", Series 2019-2, 144A, 4.0%, 8/25/2049	360,000	364,946
New Residential Mortgage Loan, "A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	225,000	225,846
Total Collateralized Mortgage Obligations (Cost $4,647,791)		4,801,054
Commercial Mortgage-Backed Securities 6.9%
CSAIL Commercial Mortgage Trust, "A4", Series 2019-C15, 4.053%, 3/15/2052	750,000	793,006
DBGS Mortgage Trust, "A", Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.645%, 3.129% *, 6/15/2033	450,000	444,219
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.366% *, 3/25/2026	2,464,598	197,262
UBS Commercial Mortgage Trust, "AS" Series 2019-C16, 3.887%, 4/15/2052	350,000	357,834
Wells Fargo Commercial Mortgage Trust, "A4", Series 2016-NXS6, 2.918%, 11/15/2049	750,000	736,331
Total Commercial Mortgage-Backed Securities (Cost $2,501,266)		2,528,652
Short-Term U.S. Treasury Obligations 2.4%
U.S. Treasury Bills:
2.36% **, 8/15/2019 (b)	380,000	376,580
2.582% **, 10/10/2019 (c)	500,000	493,810
Total Short-Term U.S. Treasury Obligations (Cost $869,727)		870,390
Commercial Paper 1.6%
Ford Motor Credit Co., 3.376%, 5/2/2019	400,000	398,827
Ricoh Finance Corp., 3.314%, 4/12/2019	200,000	199,810
Total Commercial Paper (Cost $598,659)		598,637
	Shares	Value ($)
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 2.47% (d)	1,549,694	1,549,694
DWS ESG Liquidity Fund "Capital Shares", 2.64% (d)	1,103,782	1,103,892
Total Cash Equivalents (Cost $2,653,367)		2,653,586
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $42,893,728)	118.7	43,263,163
Other Assets and Liabilities, Net	(18.7)	(6,807,303)
Net Assets	100.0	36,455,860

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 2.47% (d)
3,485,215	8,275,918	10,211,439	—	—	15,682	—	1,549,694	1,549,694
DWS ESG Liquidity Fund "Capital Shares", 2.64% (d)
3,784,362	19,421	2,700,540	809	(160)	2,568	—	1,103,782	1,103,892
7,269,577	8,295,339	12,911,979	809	(160)	18,250	—	2,653,476	2,653,586

* Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) When-issued, delayed delivery or forward commitment securities included.
(b) At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/28/2019	45	9,590,909	9,589,218	(1,691)
U.S. Treasury Long Bond	USD	6/19/2019	2	292,254	299,312	7,058
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	6	789,297	796,688	7,391
Ultra Long U.S. Treasury Bond	USD	6/19/2019	10	1,647,524	1,680,000	32,476
Total net unrealized appreciation						45,234

At March 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/28/2019	5	576,824	579,141	(2,317)

At March 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/Frequency	Cash Flows Received by the Fund/Frequecny	Effective/ Expiration Date	Notional Amount ($)	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.264% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/30/2020 3/30/2028	400,000	USD	—	2,825	2,825
Fixed — 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	700,000	USD	—	(18,111)	(18,111)
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	500,000	USD	—	2,159	2,159
Total net unrealized depreciation						(13,127)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2019 is 2.600%.
At March 31, 2019, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Upfront Payments Paid/ (Received) ($)	Value ($)	Unrealized Depreciation ($)
Short Positions
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	338,445	USD	—	(1,596)	(1,596)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Mortgage-Backed Securities Pass-Throughs	$—	$30,987,811	$—	$30,987,811
Asset-Backed	—	823,033	—	823,033
Collateralized Mortgage Obligations	—	4,801,054	—	4,801,054
Commercial Mortgage-Backed Securities	—	2,528,652	—	2,528,652
Short-Term U.S. Treasury Obligations	—	870,390	—	870,390
Commercial Paper	—	598,637	—	598,637
Short-Term Investments	2,653,586	—	—	2,653,586
Derivatives (f)
Futures Contracts	46,925	—	—	46,925
Interest Rate Swap Contracts	—	4,984	—	4,984
Total	$2,700,511	$40,614,561	$—	$43,315,072
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(4,008)	$—	$—	$(4,008)
Interest Rate Swap Contracts	—	(18,111)	—	(18,111)
Total Return Swap Contracts	—	(1,596)	—	(1,596)
Total	$(4,008)	$(19,707)	$—	$(23,715)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and total return swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 42,917	$ (14,723)